INTANGIBLE ASSETS, NET - Schedule of amortization of intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Amortization	$ 6,962	$ 5,869	$ 5,954
Cost of revenues
Finite-Lived Intangible Assets [Line Items]
Amortization	4,420	2,669	2,669
Selling and marketing
Finite-Lived Intangible Assets [Line Items]
Amortization	2,538	3,196	3,281
General and administrative
Finite-Lived Intangible Assets [Line Items]
Amortization	$ 4	$ 4	$ 4